dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Jul. 31, 2025	Oct. 01, 2019	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Dividends per share
Dividends per share	$ 0.4163		$ 0.4163	$ 0.4023	$ 0.3891	$ 0.3761	$ 0.8186	$ 0.7652
Dividends declared			$ 634	$ 610	$ 577	$ 554	$ 1,244	$ 1,131
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in common shares			$ 212		$ 179		$ 403	$ 289